Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity

	Options	Weighted Average Options Exercise Price
Balance at December 31, 2010	1,308,056	4.84
Granted	523,344	1.68
Exercised	(79,844)	3.18
Forfeited	(207,314)	1.88
Balance at December 31, 2011	1,544,242	$3.75
Granted	100,000	0.30
Exercised	-	-
Forfeited	(186,518)	6.22
Balance at December 31, 2012	1,457,724	$3.19

Weighted-average range of exercise prices for options and warrants outstanding and exercisable

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$0.30-$2.20	7.9	738,300	542,050
$2.80-$4.10	8.1	186,674	151,283
$4.64-$8.60	5.9	426,500	391,891
$9.40-$11.60	4.1	97,500	97,500
$18.00-$25.60	0.7	8,750	8,750
Total	7.0	1,457,724	1,191,474

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity

	Warrants	Weighted Average Warrant Exercise Price
Balance at December 31, 2010	2,703,819	$4.40
Granted	4,750	3.85
Exercised	-	-
Expired/Cancelled	(7,000)	0.66
Balance at December 31, 2011	2,701,569	$4.40
Granted	774,873	0.56
Exercised	-	-
Expired/Cancelled	(633,104)	5.40
Balance at December 31, 2012	2,843,338	$3.13

Weighted-average range of exercise prices for options and warrants outstanding and exercisable

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
$.53-$2.00	5.0	777,373	777,373
$2.80-$3.96	1.1	1,103,202	1,103,202
$5.00-$6.06	2.2	962,763	962,763
Total	2.5	2,843,338	2,843,338

Equity incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity

	December 31,
	2012	2011
Shares available for grant at beginning of year	60,692	396,223
Increase in shares available for the plan	-	-
Options granted	(100,000)	(523,344)
Options forfeited or expired	169,019	187,813

Shares available for grant at end of year	129,711	60,692